Unaudited Quarterly Information	12 Months Ended
Dec. 31, 2012
Quarterly Financial Information Disclosure [Abstract]
Quarterly Financial Information [Text Block]
15. Unaudited Quarterly Information

	2012
	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
Revenue	$179,494	$223,962	$165,538	$265,256
Loss from Operations	$(2,848,190)	$(2,446,450)	$(2,064,882)	$(1,620,818)
Total Other Income (Expense)	$(83,064)	$(149,424)	$(166,093)	$(152,338)
Net Loss	$(2,931,254)	$(2,595,874)	$(2,230,975)	$(1,773,156)
Total Comprehensive Loss	$(2,965,600)	$(2,583,608)	$(2,228,839)	$(1,774,435)
Earnings per share	$(0.11)	$(0.09)	$(0.08)	$(0.05)

	2011
	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
Revenue	$147,386	$283,396	$215,379	$66,867
Loss from Operations	$(2,459,290)	$(2,930,831)	$(2,437,569)	$(2,948,122)
Total Other Income (Expense)	$(114,195)	$(128,447)	$(413,513)	$(65,365)
Net Loss	$(2,573,485)	$(3,059,278)	$(2,851,082)	$(3,013,487)
Total Comprehensive Loss	$(2,592,565)	$(3,076,738)	$(2,838,732)	$(2,970,680)
Earnings per share	$(0.14)	$(0.16)	$(0.13)	$(0.12)